Alliance
Government
Reserves

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS                              Alliance Government Reserves
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Government Reserves Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Government Reserves Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,

/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                                       Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)   Security                                 Yield                  Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           AGENCIES-74.1%
           FEDERAL HOME LOAN
           MORTGAGE CORP.-27.1%
$ 150,000  3.77%, 9/17/01 FRN...................    3.77%         $  149,988,000
  210,000  3.88%, 8/17/01 FRN...................    3.88             209,965,259
  240,000  8/17/01 FRN..........................    3.70             239,984,375
  115,000  7/17/01..............................    3.73             114,809,867
   80,000  7/30/01..............................    3.85              79,754,467
  200,000  8/23/01..............................    3.85             198,875,222
  200,000  8/30/01..............................    3.88             198,720,000
   64,000  7/17/01..............................    3.89              63,889,920
  200,000  7/24/01..............................    3.89             199,505,500
   50,000  7/30/01..............................    3.89              49,844,930
  150,000  7/31/01..............................    3.89             149,526,250
  125,000  7/20/01..............................    3.90             124,745,347
  100,000  8/23/01..............................    3.92              99,430,250
   42,652  7/12/01..............................    4.18              42,598,045
   25,000  7/06/01..............................    4.58              24,984,271
                                                                   -------------
                                                                   1,946,621,703
                                                                   -------------
           FEDERAL
           NATIONAL
           MORTGAGE
           ASSOCIATION-24.9%
   65,000  3.75%, 9/17/01 FRN...................    3.75              64,973,153
   85,000  3.92%, 3/22/02 FRN...................    3.92              85,000,000
   85,000  6.40%, 9/27/01 MTN...................    3.99              85,460,100
   70,000  6.50%, 11/14/01......................    3.70              70,690,200
   60,000  9/13/01..............................    3.70              59,547,367
   82,000  9/06/01..............................    3.73              81,435,339
  200,000  7/31/01............. ................    3.78             199,373,333
  125,000  7/09/01..............................    3.79             124,895,000
   98,000  7/20/01..............................    3.82              97,803,456
  140,000  8/16/01..............................    3.84             139,320,222
   54,000  7/20/01..............................    3.85              53,890,845
   75,000  8/20/01..............................    3.85              74,602,083
  150,000  8/09/01..............................    3.86             149,377,625
  108,000  8/02/01..............................    3.87             107,631,360
  200,000  7/12/01..............................    4.19             199,746,389
   40,000  7/12/01..............................    4.22              39,948,911
  158,000  7/05/01..............................    4.65             157,919,244
                                                                  --------------
                                                                   1,791,614,627
                                                                  --------------
           STUDENT LOAN
           MARKETING
           ASSOCIATION-12.9%
$  89,000  3.88%, 9/17/01 FRN...................    3.88%         $   88,985,054
  258,000  3.89%, 12/11/01 FRN..................    3.89             257,988,859
   85,000  3.89%, 12/12/01 FRN..................    3.89              84,996,307
   94,000  3.90%, 7/19/01 FRN...................    3.90              94,000,000
   80,000  3.95%, 10/18/01 FRN..................    3.95              80,000,000
   89,000  3.95%, 10/24/01 FRN..................    3.95              89,000,000
   70,000  3.95%, 2/26/02 FRN...................    3.95              70,012,841
   74,000  3.96%, 9/28/01 FRN...................    3.96              73,997,153
   90,000  3.96%, 1/09/02 FRN...................    3.96              90,000,000
                                                                  --------------
                                                                     928,980,214
                                                                  --------------
           FEDERAL
           HOME LOAN
           BANK-9.2%
  158,000  9/07/01..............................    3.70             156,904,709
  222,000  7/18/01..............................    3.71             221,612,116
   80,000  7/18/01..............................    3.85              79,854,556
   80,000  8/10/01..............................    3.85              79,662,222
   35,000  7/27/01..............................    3.87              34,902,680
   47,416  7/11/01..............................    4.17              47,361,603
   38,000  7/18/01..............................    4.17              37,925,890
                                                                  --------------
                                                                     658,223,776
                                                                  --------------
           Total U.S. Government
           Agencies
           (amortized cost
           $5,325,440,320)..... ................                   5,325,440,320
                                                                  --------------
           REPURCHASE
           AGREEMENTS-27.9%
           ABN AMRO
  275,000  3.77%, dated 6/28/01,
           due 7/27/01 in the
           amount of $275,835,160
           (cost $275,000,000;
           collateralized by
           $276,304,000 FHLB,
           FHLMC, FNMAs and
           FNMADNs, 0.00% to
           7.25%, due 9/18/01
           to 5/15/30, value
           $280,500,666) (a)....................    3.77             275,000,000

                                                    Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)   Security                                 Yield                  Value
--------------------------------------------------------------------------------
           Bank of America
$ 175,000  4.11%, dated 6/29/01,
           due 7/02/01 in the
           amount of $175,059,938
           (cost $175,000,000;
           collateralized by
           $196,499,162 FFCB,
           FFCBDN, FHLBs,
           FHLMCs and FNMAs,
           4.75% to 8.00% due
           7/18/01 to 6/01/31,
           value $178,500,269)..................    4.11%         $  175,000,000
           Deutsche Bank
   80,000  3.80%, dated 6/08/01,
           due 8/06/01, in the
           amount of $80,498,222
           (cost $80,000,000;
           collateralized by
           $282,688,763 FHLMC,
           6.448%, due 10/01/24,
           value $81,600,000) (a)...............    3.80              80,000,000
           Goldman Sachs & Co.
   75,000  4.10%, dated 6/29/01,
           due 7/2/01 in the amount
           of $75,025,625
           (cost $75,000,000
           collateralized by
           $149,690,837 FHLMC's,
           FNMA's and U.S.
           Treasury Bonds,
           5.00% to 13.00%, due
           5/15/04 to 6/1/31, value
           $76,500,000).........................    4.10              75,000,000
           Goldman Sachs & Co.
  250,000  3.70%, dated 6/22/01,
           due 7/13/01 in the amount
           of $250,539,583
           (cost $250,000,000
           collateralized by
           $498,969,458 FHLMC's,
           FNMA's and U.S.
           Treasury Bonds,
           5.00% to 13.00%, due
           5/15/04 to 6/1/31, value
           $255,000,000) (a)....................    3.70             250,000,000
           Lehman Brothers, Inc.
  200,000  3.76%, dated 6/08/01,
           due 9/05/01 in the
           amount of $201,859,111
           (cost $200,000,000:
           collateralized by
           $437,963,392 GNMAs I
           and GNMAs II, 6.00%
           to 10.50%, due 10/15/11
           to 2/15/40, value
           $203,978,099) (a)....................    3.76             200,000,000
           Morgan Stanley
           Dean Witter
$ 300,000  3.92%, dated 6/06/01,
           due 7/06/01 in the
           amount of $300,980,000
           (cost $300,000,000;
           collateralized by
           $412,397,325 FNMAs,
           5.50% to 8.00%, due
           4/01/03 to 5/01/31,
           value $306,760,598)..................    3.92%         $  300,000,000
           Paribas Corp.
  100,000  3.86%, dated 6/29/01,
           due 7/10/01 in the
           amount of $100,117,944
           (cost $100,000,000;
           collateralized by
           $98,024,000 FNMA,
           6.375% due 10/15/02,
           value $102,000,199) (a)..............    3.86             100,000,000
           Salomon Smith Barney,
           Inc.
  200,000  3.94%, dated 5/24/01,
           due 7/23/01 in the
           amount of $201,313,333
           (cost $200,000,000;
           collateralized by
           $317,289,266 FHLMCs
           and FNMAs, 5.50%
           to 9.25%, due 3/01/08
           to 10/01/32, value
           $204,000,001) (a)....................    3.94             200,000,000

STATEMENT OF NET ASETS (continued)                 Alliance Government Reserves
===============================================================================

 Principal
  Amount
   (000)   Security                                 Yield                  Value
--------------------------------------------------------------------------------
           State Street Bank and
           Trust Co.
$   3,200  4.00%, dated 6/29/01,
           due 7/02/01 in the
           amount of $3,201,067
           (cost $3,200,000;
           collateralized by
           $3,225,000 FNMA,
           6.375%, due 6/15/09,
           value $3,297,563)....................    4.00%        $    3,200,000
           UBS Finance, Inc.
   50,000  3.70%, dated 6/21/01,
           due 7/12/01 in the
           amount of $50,107,917
           (cost $50,000,000;
           collateralized by
           $52,380,000 FHLMDN,
           due 2/28/02, value
           $51,072,241) (a).....................    3.70             50,000,000
           UBS Finance, Inc.
  300,000  3.85%, dated 6/01/01,
           due 8/03/01 in the
           amount of $302,021,250
           (cost $300,000,000;
           collateralized by
           $316,900,000 FHLMDN
           and FNMADN, due
           12/21/01 to 3/08/02,
           value $309,088,779) (a)..............    3.85            300,000,000
                                                                ---------------
           Total Repurchase
           Agreements
           (amortized cost
           $2,008,200,000)......................                $ 2,008,200,000
                                                                ---------------
           TOTAL
           INVESTMENTS-102.0%
           (amortized cost
           $7,333,640,320)......................                  7,333,640,320
           Other assets less
           liabilities-(2.0%)...................                   (141,891,632)
                                                                ---------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           7,192,364,077 shares
           outstanding)...................                      $ 7,191,748,688
                                                                ===============

--------------------------------------------------------------------------------

(a) Repurchase agreements which are terminable within 7 days.

    Glossary of Terms:

    FFCB     - Federal Farm Credit Bank
    FFCBDN   - Federal Farm Credit Bank Discount Note
    FHLB     - Federal Home Loan Bank
    FHLMC    - Federal Home Loan Mortgage Corp.
    FHLMDN   - Federal Home Loan Mortgage Discount Note
    FNMA     - Federal National Mortgage Association
    FNMADN   - Federal National Mortgage Association Discount Note
    FRN      - Floating Rate Note
    GNMA     - Government National Mortgage Association
    MTN      - Medium Term Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001                            Alliance Government Reserves
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $ 414,452,313
EXPENSES
   Advisory fee (Note B)................................................     $   32,629,669
   Distribution assistance and administrative service (Note C)..........         30,731,322
   Transfer agency (Note B).............................................          5,628,281
   Printing.............................................................          1,056,416
   Custodian fees.......................................................            642,838
   Registration fees....................................................            328,875
   Audit and legal fees.................................................            160,041
   Trustees' fees.......................................................             14,500
   Miscellaneous........................................................             61,646
                                                                             --------------
   Total expenses.......................................................         71,253,588
   Less: expense reimbursement..........................................           (854,325)
                                                                             --------------
   Net expenses.........................................................                           70,399,263
                                                                                                -------------
   Net investment income................................................                          344,053,050
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.........................                              169,143
                                                                                                -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $ 344,222,193
                                                                                                =============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                               Year Ended         Year Ended
                                                                              June 30, 2001      June 30, 2000
                                                                            ===============     ==============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $  344,053,050    $  300,263,761
   Net realized gain on investment transactions.........................            169,143            50,388
                                                                             --------------    --------------
   Net increase in net assets from operations...........................        344,222,193       300,314,149
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................       (344,053,050)     (300,263,761)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................      1,324,728,721       283,734,739
                                                                             --------------    --------------
   Total increase.......................................................      1,324,897,864       283,785,127
NET ASSETS
   Beginning of period..................................................      5,866,850,824     5,583,065,697
                                                                             --------------    --------------
   End of period........................................................     $7,191,748,688    $5,866,850,824
                                                                             ==============    ==============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2001, the reimbursement amounted to $854,325.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,001,383 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $5,532 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                                    Alliance Government Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assis tance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $17,599,816. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $13,131,506, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001 the Portfolio had a capital loss carryforward of $615,389, of which $63,414 expires in 2002 and $551,975 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $169,143 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2001, capital paid-in aggregated $7,192,364,077. Transactions, all at $1.00 per share, were as follows:

                                                                                       Year Ended         Year Ended
                                                                                         June 30,          June 30,
                                                                                           2001              2000
                                                                                     ================   ===============
Shares sold .......................................................................    7,677,711,785     6,421,005,501
Shares issued on reinvestments of dividends .......................................      344,053,050       300,263,761
Shares redeemed ...................................................................   (6,697,036,114)   (6,437,534,523)
                                                                                      --------------    --------------
Net increase ......................................................................    1,324,728,721       283,734,739
                                                                                      ==============    ==============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                    Year Ended June 30,
                                                       ==========================================================================
                                                          2001            2000            1999            1998            1997
                                                       ==========      ==========      ==========      ==========      ==========
Net asset value, beginning of period ...............   $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                       ----------      ----------      ----------      ----------      ----------
Income from Investment Operations
Net investment income ..............................         .049(a)         .047(a)         .042(a)         .046(a)         .044
                                                       ----------      ----------      ----------      ----------      ----------
Less: Dividends
Dividends from net investment income ...............        (.049)          (.047)          (.042)          (.046)          (.044)
                                                       ----------      ----------      ----------      ----------      ----------
Net asset value, end of period .....................   $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                       ==========      ==========      ==========      ==========      ==========
Total Return
Total investment return based on net asset value (b)         5.05%           4.82%           4.27%           4.74%           4.53%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $    7,192      $    5,867      $    5,583      $    4,909      $    3,762
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....         1.00%           1.00%           1.00%           1.00%           1.00%
   Expenses, before waivers and reimbursements .....         1.01%           1.03%           1.02%           1.01%           1.00%
   Net investment income ...........................         4.89%(a)        4.74%(a)        4.18%(a)        4.63%(a)        4.44%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                   Alliance Government Reserves
================================================================================

To the Board of Trustees and Shareholders of Alliance Government Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Government Reserves, a portfolio of Alliance Government Reserves (the "Fund") at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis closures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                                    Alliance Government Reserves
================================================================================

Alliance Government Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.

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Alliance Government Reserves

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Government Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |2| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRAR601